UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2017

Date of reporting period:	May 31, 2017

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/17 (Unaudited)

COMMON STOCKS (94.1%)(a)
			Shares	Value

Airlines (0.8%)

Aeroflot - Russian Airlines PJSC (Russia)(NON)			114,300	$379,775

				379,775
Auto components (3.1%)

Exide Industries, Ltd. (India)			70,842	252,811

Hankook Tire Co., Ltd. (South Korea)			7,108	386,636

Minth Group, Ltd. (China)			56,000	227,807

Nemak SAB de CV 144A (Mexico)			350,280	346,410

Nexteer Automotive Group, Ltd.			121,000	184,779

				1,398,443
Automobiles (0.6%)

Maruti Suzuki India, Ltd. (India)			2,296	256,610

				256,610
Banks (19.9%)

Banco Macro SA ADR (Argentina)			5,562	497,632

Bank of China, Ltd. (China)			1,906,000	953,911

Bank Tabungan Negara Persero Tbk PT (Indonesia)			2,042,400	383,333

China Construction Bank Corp. (China)			837,000	691,722

Credicorp, Ltd. (Peru)			4,375	732,900

CTBC Financial Holding Co., Ltd. (Taiwan)			637,000	405,550

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			256,401	405,578

Grupo Supervielle SA ADR (Argentina)			15,114	259,507

Hana Financial Group, Inc. (South Korea)			10,082	369,655

HDFC Bank, Ltd. (India)			18,582	471,232

Industrial & Commercial Bank of China, Ltd. (China)			1,433,000	958,086

Itau Unibanco Holding SA ADR (Preference) (Brazil)			49,041	535,037

Itausa - Investimentos Itau SA (Preference) (Brazil)			88,358	244,381

Itausa - Investimentos Itau SA (Brazil)			52	139

Sberbank of Russia PJSC ADR (Russia)			90,584	1,010,012

Shinhan Financial Group Co., Ltd. (South Korea)			10,968	484,430

State Bank of India (India)			92,603	413,786

Turkiye Garanti Bankasi AS (Turkey)			95,158	258,941

				9,075,832
Beverages (0.4%)

Thai Beverage PCL (Thailand)			270,600	171,123

				171,123
Capital markets (0.5%)

Edelweiss Financial Services, Ltd. (India)			91,400	245,287

				245,287
Chemicals (3.1%)

Asian Paints, Ltd. (India)			9,967	177,836

Formosa Plastics Corp. (Taiwan)			81,000	241,554

Grand Pacific Petrochemical (Taiwan)			327,000	224,494

Hansol Chemical Co., Ltd. (South Korea)			3,098	212,510

Hanwha Chemical Corp. (South Korea)			7,807	207,796

LG Chemical, Ltd. (South Korea)			1,213	327,194

				1,391,384
Commercial services and supplies (0.5%)

Sunny Friend Environmental Technology Co., Ltd. (Taiwan)			37,000	207,271

				207,271
Construction and engineering (3.4%)

China Communications Construction Co., Ltd. (China)			211,000	284,852

China State Construction International Holdings, Ltd. (China)			190,000	329,648

Concord New Energy Group, Ltd. (China)			842,000	37,278

CTCI Corp. (Taiwan)			174,000	286,635

Mota-Engil SGPS SA (Portugal)			97,196	296,983

NCC, Ltd./India (India)(NON)			228,138	310,808

				1,546,204
Consumer finance (0.8%)

Shriram Transport Finance Co., Ltd. (India)			24,555	388,191

				388,191
Diversified consumer services (1.4%)

China Maple Leaf Educational Systems, Ltd. (China)			220,000	190,002

Estacio Participacoes SA (Brazil)			29,300	157,458

Ser Educacional SA 144A (Brazil)			39,600	294,435

				641,895
Electric utilities (0.7%)

Power Grid Corp. of India, Ltd. (India)			96,847	312,141

				312,141
Electronic equipment, instruments, and components (2.6%)

Elite Material Co., Ltd. (Taiwan)			67,000	278,433

Hollysys Automation Technologies, Ltd. (China)			17,349	277,411

Hon Hai Precision Industry Co., Ltd. (Taiwan)			189,000	647,196

				1,203,040
Food and staples retail (3.3%)

BGF retail Co., Ltd. (South Korea)			1,987	247,576

BIM Birlesik Magazalar AS (Turkey)			10,094	179,540

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Brazil)			13,514	285,281

Dino Polska SA 144A (Poland)(NON)			18,811	207,980

X5 Retail Group NV GDR (Russia)(NON)			15,540	562,548

				1,482,925
Health-care providers and services (0.7%)

Qualicorp SA (Brazil)			37,586	325,456

				325,456
Hotels, restaurants, and leisure (0.6%)

Bloomberry Resorts Corp. (Philippines)(NON)			1,061,800	200,521

Gourmet Master Co., Ltd. (Taiwan)			6,000	65,827

				266,348
Household durables (2.0%)

Basso Industry Corp. (Taiwan)			113,000	320,453

Coway Co., Ltd. (South Korea)			3,844	345,054

MRV Engenharia e Participacoes SA (Brazil)			65,808	263,358

				928,865
Insurance (5.1%)

AIA Group, Ltd. (Hong Kong)			51,400	364,431

China Life Insurance Co., Ltd. (Taiwan)			348,000	341,301

Discovery, Ltd. (South Africa)			25,334	247,487

Dongbu Insurance Co., Ltd. (South Korea)			3,595	217,383

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			7,365	248,329

Ping An Insurance Group Co. of China, Ltd. (China)			141,000	903,806

				2,322,737
Internet and direct marketing retail (0.4%)

Delivery Hero Holding GmbH (acquired 6/12/15, cost $161,742) (Private) (Germany)(F)(RES)(NON)			21	148,942

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			2	2

Global Fashion Group SA (acquired 8/2/13, cost $87,766) (Private) (Brazil)(F)(RES)(NON)			2,072	19,093

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				168,039
Internet software and services (10.4%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			18,877	2,311,677

Tencent Holdings, Ltd. (China)			71,200	2,445,039

				4,756,716
IT Services (1.0%)

Chinasoft International, Ltd. (China)(NON)			540,000	291,047

Vakrangee, Ltd. (India)(NON)			32,540	184,034

				475,081
Machinery (0.9%)

Jain Irrigation Systems, Ltd. (India)(NON)			254,372	398,195

				398,195
Media (1.5%)

Naspers, Ltd. Class N (South Africa)			3,354	694,471

				694,471
Metals and mining (1.9%)

Anglo American PLC (United Kingdom)(NON)			13,583	182,260

Hindalco Industries, Ltd. (India)			140,180	436,053

United Co RUSAL PLC (Russia)			546,000	267,656

				885,969
Multiline retail (0.8%)

Poya International Co., Ltd. (Taiwan)			25,000	342,847

				342,847
Oil, gas, and consumable fuels (6.6%)

China Petroleum & Chemical Corp. (Sinopec) (China)			338,000	277,165

Gazprom Neft PAO ADR (Russia)			24,497	426,248

Indian Oil Corp., Ltd. (India)			50,983	339,347

Lukoil PJSC ADR (Russia)			16,701	797,473

MOL Hungarian Oil & Gas PLC (Hungary)			4,391	357,091

Petroleo Brasileiro SA - Petrobras ADR (Brazil)(NON)			42,371	359,306

Petroleo Brasileiro SA - Petrobras ADR (Preference) (Brazil)(NON)			11,600	92,684

PTT PCL (Foreign depositary receipts) (Thailand)			29,800	343,846

				2,993,160
Paper and forest products (0.6%)

Mondi, Ltd. (South Africa)			10,003	263,358

				263,358
Personal products (1.4%)

Amorepacific Corp. (South Korea)			870	266,533

CLIO Cosmetics Co., Ltd. (South Korea)			5,068	179,707

Emami, Ltd. (India)			10,747	181,385

				627,625
Pharmaceuticals (3.0%)

Aspen Pharmacare Holdings, Ltd. (South Africa)			12,534	283,843

China Traditional Chinese Medicine Holdings Co., Ltd. (China)			566,000	301,429

Richter Gedeon Nyrt (Hungary)			22,236	568,384

Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (China)			56,500	216,428

				1,370,084
Real estate management and development (2.1%)

Aldar Properties PJSC (United Arab Emirates)			357,747	215,252

China Resources Land, Ltd. (China)			116,000	340,890

Emaar Properties PJSC (United Arab Emirates)(NON)			211,338	409,097

				965,239
Semiconductors and semiconductor equipment (5.0%)

SK Hynix, Inc. (South Korea)			7,795	396,852

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			278,889	1,882,192

				2,279,044
Software (0.5%)

NCSoft Corp. (South Korea)			676	228,533

				228,533
Specialty retail (0.4%)

Beauty Community PCL (Foreign depoitary shares) (Thailand)			626,800	198,750

				198,750
Technology hardware, storage, and peripherals (5.1%)

Samsung Electronics Co., Ltd. (South Korea)			1,010	2,016,211

Samsung Electronics Co., Ltd. (Preference) (South Korea)			209	326,493

				2,342,704
Transportation infrastructure (1.3%)

EcoRodovias Infraestrutura e Logistica SA (Brazil)			67,184	191,008

Promotora y Operadora de Infraestructura SAB de CV (Mexico)			37,214	387,927

				578,935
Water utilities (0.9%)

China Water Affairs Group, Ltd. (China)			604,000	395,301

				395,301
Wireless telecommunication services (0.8%)

Safaricom, Ltd. (Kenya)			1,606,000	349,806

				349,806

Total common stocks (cost $37,015,978)				$42,857,384

WARRANTS (2.3%)(a)
	Expiration date	Strike Price	Warrants	Value

Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)(NON)	3/22/18	$0.00	8,478	$259,775

Herfy Food Services Co. 144A (Saudi Arabia)(NON)	2/7/19	0.00	11,470	171,246

Shanghai International Airport Co., Ltd. 144A (China)(NON)	5/7/18	0.00	49,800	275,831

Wuliangye Yibin Co., Ltd. 144A (China)	4/12/18	0.00	51,400	360,802

Total warrants (cost $995,789)				$1,067,654

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $10,574) (Brazil) (Private)(F)(RES)			1,396	$13,121

Total convertible preferred stocks (cost $10,574)				$13,121

SHORT-TERM INVESTMENTS (3.6%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.89%(AFF)			1,627,923	$1,627,923

Total short-term investments (cost $1,627,923)				$1,627,923

TOTAL INVESTMENTS

Total investments (cost $39,650,264)(b)				$45,566,082

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2016 through May 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $45,536,572.
(b)	The aggregate identified cost on a tax basis is $39,966,499, resulting in gross unrealized appreciation and depreciation of $6,311,343 and $711,760, respectively, or net unrealized appreciation of $5,599,583.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $181,160, or 0.4% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund**	$1,033,678	$19,524,635	$18,930,390	$5,297	$1,627,923
	Totals	$1,033,678	$19,524,635	$18,930,390	$5,297	$1,627,923
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	26.5%
	South Korea	14.2
	Taiwan	11.5
	India	9.6
	Russia	7.5
	Brazil	6.1
	United States	4.0
	South Africa	3.3
	United Arab Emirates	2.3
	Hungary	2.0
	Argentina	1.7
	Mexico	1.6
	Peru	1.6
	Thailand	1.6
	Turkey	1.0
	Saudi Arabia	0.9
	Indonesia	0.8
	Hong Kong	0.8
	Kenya	0.8
	Portugal	0.6
	Poland	0.5
	Other	1.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,218,808	$509,421	$168,039
Consumer staples	2,100,288	181,385	—
Energy	2,653,813	339,347	—
Financials	10,513,551	1,518,496	—
Health care	1,695,540	—	—
Industrials	2,401,377	709,003	—
Information technology	11,101,084	184,034	—
Materials	1,926,822	613,889	—
Real estate	965,239	—	—
Telecommunication services	349,806	—	—
Utilities	395,301	312,141	—
Total common stocks	38,321,629	4,367,716	168,039
Convertible preferred stocks	—	—	13,121
Warrants	—	1,067,654	—
Short-term investments	1,627,923	—	—

Totals by level	$39,949,552	$5,435,370	$181,160

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,067,654	$—

Total	$1,067,654	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 28, 2017